Schedule of Investments (unaudited)
August 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Airbus SE	16,405	$ 3,744,025
Boeing Co. (The)(a)	109,599	22,772,480
Honeywell Aerospace, Inc.(a)	92,925	14,692,372
L3Harris Technologies, Inc.	33,212	8,842,695
Lockheed Martin Corp.	9,733	5,462,452
		55,514,024
Air Freight & Logistics — 1.2%
FedEx Corp.	81,339	26,630,389
Banks — 6.3%
Bank of America Corp.	140,087	8,676,989
Citigroup, Inc.	427,706	56,294,664
Citizens Financial Group, Inc.	100,034	6,889,342
First Citizens BancShares, Inc., Class A	7,816	16,916,950
JPMorgan Chase & Co.	73,177	26,052,475
Wells Fargo & Co.	288,374	24,912,630
		139,743,050
Beverages — 1.0%
Keurig Dr. Pepper, Inc.	584,358	18,617,646
PepsiCo, Inc.	30,419	4,269,002
		22,886,648
Broadline Retail — 4.1%
Amazon.com, Inc.(a)	355,497	92,347,456
Building Products — 0.5%
Allegion PLC	29,680	4,607,820
Fortune Brands Innovations, Inc.	170,292	7,549,044
		12,156,864
Capital Markets — 2.8%
Carlyle Group, Inc. (The)	5	242
Charles Schwab Corp. (The)	262,025	28,775,585
Intercontinental Exchange, Inc.	133,811	21,503,428
TPG, Inc., Class A	228,690	12,376,703
		62,655,958
Chemicals — 1.3%
Air Products & Chemicals, Inc.	20,600	6,374,876
International Flavors & Fragrances, Inc.	100,623	8,686,784
PPG Industries, Inc.	134,149	15,047,493
		30,109,153
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	2,477,444	11,647,546
Consumer Finance — 0.2%
Capital One Financial Corp.	25,462	5,461,854
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	3,308	3,122,388
Dollar General Corp.	112,036	14,200,563
Walmart, Inc.	26,089	2,735,954
		20,058,905
Containers & Packaging — 0.6%
Crown Holdings, Inc.	121,559	14,148,252
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class A	268,168	7,138,632
Verizon Communications, Inc.	112,320	5,618,247
		12,756,879
Security	Shares	Value
Electric Utilities — 1.3%
American Electric Power Co., Inc.	115,330	$ 14,119,852
Evergy, Inc.	197,640	16,012,793
		30,132,645
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	65,208	9,884,229
Entertainment — 0.9%
Walt Disney Co. (The)	185,450	19,945,147
Ground Transportation — 0.4%
CSX Corp.	56,641	2,860,937
Knight-Swift Transportation Holdings, Inc.	40,933	2,804,320
Union Pacific Corp.	9,532	2,865,986
		8,531,243
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	855,243	22,236,318
Medtronic PLC	149,113	13,517,093
		35,753,411
Health Care Providers & Services — 2.8%
CVS Health Corp.	378,751	35,568,506
UnitedHealth Group, Inc.	68,429	26,646,937
		62,215,443
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	368,256	7,011,594
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	131,928	2,893,181
Hotels, Restaurants & Leisure — 0.7%
Restaurant Brands International, Inc.	199,943	15,571,561
Household Products — 0.5%
Procter & Gamble Co. (The)	75,631	10,975,571
Industrial REITs — 0.6%
Rexford Industrial Realty, Inc.	237,524	8,797,889
STAG Industrial, Inc.	108,430	4,039,017
		12,836,906
Insurance — 1.8%
Arthur J. Gallagher & Co.	97,705	25,613,366
Chubb Ltd.	42,598	14,423,683
Fidelity National Financial, Inc., Class A	8	371
		40,037,420
Interactive Media & Services — 1.1%
Meta Platforms, Inc., Class A	41,324	23,651,378
Leisure Products — 0.6%
Hasbro, Inc.	132,451	12,463,639
Life Sciences Tools & Services — 1.0%
Danaher Corp.	100,840	21,535,390
Machinery — 0.7%
Caterpillar, Inc.	4,420	3,524,817
PACCAR, Inc.	90,657	11,253,254
		14,778,071
Metals & Mining — 0.4%
Barrick Mining Corp.	122,983	5,513,328
Freeport-McMoRan, Inc.	41,877	3,171,764
		8,685,092
Multi-Utilities — 0.5%
DTE Energy Co.	77,699	10,538,315

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.6%
BP PLC	1,605,361	$ 11,482,815
Chevron Corp.	161,570	33,306,040
EQT Corp.	192,241	10,415,617
Kinder Morgan, Inc.	394,134	12,706,880
Marathon Petroleum Corp.	31,577	11,788,326
		79,699,678
Pharmaceuticals — 3.2%
Johnson & Johnson	116,567	30,989,337
Merck & Co., Inc.	273,146	40,360,053
		71,349,390
Residential REITs — 0.5%
Sun Communities, Inc.	63,706	7,735,182
Vivmark Residential	68,420	4,456,879
		12,192,061
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.	9,157	4,197,477
Intel Corp.(a)	130,516	11,682,487
QUALCOMM, Inc.	27,310	4,655,809
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,940	1,221,041
Texas Instruments, Inc.	23,969	6,253,752
		28,010,566
Software — 5.6%
Microsoft Corp.	246,690	125,143,370
Specialty Retail — 1.5%
AutoZone, Inc.(a)	4,251	12,715,761
Home Depot, Inc. (The)	66,177	21,694,806
		34,410,567
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	217,843	69,023,554
Hewlett Packard Enterprise Co.	221,244	11,557,787
Western Digital Corp.	10,774	4,854,226
		85,435,567
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	12,171	6,380,924
Tobacco — 1.2%
British American Tobacco PLC	493,988	27,447,847
Trading Companies & Distributors — 0.3%
WESCO International, Inc.	17,872	6,083,629
Total Common Stocks — 59.5% (Cost: $1,121,661,083)		1,329,710,813

		Par (000)
Equity-Linked Notes
Aerospace & Defense — 1.8%
BMO Capital Markets Corp. (Boeing Co. (The)) 27.06% 09/17/26	USD	77,300	15,879,320
BMO Capital Markets Corp. (L3Harris Technologies, Inc.) 18.04% 10/19/26(b)		24,500	6,423,165
CIBC World Markets Corp. (Honeywell Aerospace, Inc.) 31.45% 10/05/26		68,600	10,947,383
Nomura Securities International, Inc. (Lockheed Martin Corp.) 18.40% 10/15/26		7,100	4,009,417
RBC Capital Markets LLC (Airbus SE) 22.35% 10/08/26	EUR	12,100	2,824,202
			40,083,487
Security		Par (000)	Value
Air Freight & Logistics — 0.9%
RBC Capital Markets LLC (FedEx Corp.) 20.25% 10/01/26	USD	60,000	$ 19,476,929
Banks — 1.6%
Nomura Securities International, Inc. (Wells Fargo & Co.) 14.95% 10/01/26		213,000	18,532,242
RBC Capital Markets LLC (First Citizens BancShares, Inc.) 15.80% 10/15/26		5,700	12,303,706
SG Americas Securities LLC (Citizens Financial Group, Inc.) 29.40% 09/10/26		70,500	4,886,716
			35,722,664
Beverages — 0.8%
Goldman Sachs & Co. LLC (Keurig Dr. Pepper, Inc.) 20.46% 10/13/26		431,800	13,565,059
SG Americas Securities LLC (PepsiCo, Inc.) 24.44% 09/03/26		32,000	4,455,331
			18,020,390
Broadline Retail — 3.0%
Goldman Sachs & Co. LLC (Amazon.com, Inc.) 16.52% 10/22/26		262,700	67,319,502
Building Products — 0.4%
SG Americas Securities LLC (Fortune Brands Innovations, Inc.) 38.07% 09/21/26		197,000	8,917,202
Capital Markets — 1.8%
Barclays Capital, Inc. (Carlyle Group, Inc. (The)) 29.11% 10/15/26		95,800	4,631,750
Barclays Capital, Inc. (Intercontinental Exchange, Inc.) 22.73% 09/24/26		94,300	14,856,662
BNP Paribas Securities Corporation (Charles Schwab Corp. (The)) 16.43% 10/01/26		184,800	20,092,166
			39,580,578
Chemicals — 1.0%
Barclays Capital, Inc. (PPG Industries, Inc.) 36.18% 09/03/26		94,500	10,598,572
BMO Capital Markets Corp. (International Flavors & Fragrances, Inc.) 25.51% 09/28/26		70,900	5,866,144
RBC Capital Markets LLC (Air Products & Chemicals, Inc.) 17.63% 09/08/26		19,700	6,078,527
			22,543,243
Commercial Services & Supplies — 0.4%
Barclays Capital, Inc. (Rentokil Initial PLC) 28.10% 10/08/26	GBP	1,880,000	8,679,106
Consumer Finance — 0.2%
BMO Capital Markets Corp. (Capital One Financial Corp.) 19.38% 10/19/26(b)	USD	18,700	4,043,688
Consumer Staples Distribution & Retail — 0.6%
Goldman Sachs & Co. LLC (Walmart, Inc.) 17.67% 10/13/26		19,200	2,057,018
Morgan Stanley & Co. LLC (Dollar General Corp.) Series TNF1 48.06% 09/03/26		78,900	9,255,145
Nomura Securities International, Inc. (Costco Wholesale Corp.) 11.94% 10/01/26		2,300	2,178,156
			13,490,319
Containers & Packaging — 0.6%
BMO Capital Markets Corp. (Crown Holdings, Inc.) 17.69% 10/19/26(b)		117,200	14,089,784

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 0.4%
Morgan Stanley & Co. LLC (Comcast Corp.) Series 001b 30.12% 09/10/26	USD	189,000	$ 4,727,295
Nomura Securities International, Inc. (Verizon Communications, Inc.) 11.76% 10/05/26		82,900	4,064,394
			8,791,689
Electric Utilities — 1.1%
CIBC World Markets Corp. (American Electric Power Co., Inc.) 10.90% 10/05/26		85,100	10,410,622
SG Americas Securities LLC (Evergy, Inc.) 13.47% 09/21/26		173,900	14,202,049
			24,612,671
Electronic Equipment, Instruments & Components — 0.6%
RBC Capital Markets LLC (CDW Corp.) 26.37% 09/08/26		91,600	13,529,772
Entertainment — 0.7%
Nomura Securities International, Inc. (Walt Disney Co. (The)) 14.47% 10/15/26		136,900	14,737,918
Ground Transportation — 0.3%
Barclays Capital, Inc. (Union Pacific Corp.) 16.77% 09/21/26		6,700	2,005,908
BNP Paribas Securities Corporation (CSX Corp.) 24.34% 09/03/26		39,900	2,014,018
Goldman Sachs & Co. LLC (Knight-Swift Transportation Holdings, Inc.) 21.15% 09/14/26		28,800	1,983,761
			6,003,687
Health Care Equipment & Supplies — 1.5%
Goldman Sachs & Co. LLC (Becton Dickinson & Co.) 17.78% 09/03/26		25,300	4,194,287
Nomura Securities International, Inc. (Baxter International, Inc.) 21.96% 10/05/26		716,900	18,869,977
Nomura Securities International, Inc. (Medtronic PLC) 21.67% 10/15/26		110,200	10,018,028
			33,082,292
Health Care Providers & Services — 2.0%
BNP Paribas Securities Corporation (CVS Health Corp.) 17.12% 10/13/26		279,900	26,272,905
CIBC World Markets Corp. (UnitedHealth Group, Inc.) 16.10% 09/08/26		48,100	18,789,474
			45,062,379
Health Care REITs — 0.2%
SG Americas Securities LLC (Healthcare Realty Trust, Inc.) 20.57% 09/21/26		259,700	5,009,658
Hotel & Resort REITs — 0.1%
SG Americas Securities LLC (Host Hotels & Resorts, Inc.) 22.12% 09/17/26		93,000	2,061,536
Hotels, Restaurants & Leisure — 0.5%
Morgan Stanley & Co. LLC (Restaurant Brands International, Inc.) Series 123j 16.13% 10/19/26		147,700	12,046,013
Household Products — 0.3%
Barclays Capital, Inc. (Procter & Gamble Co. (The)) 10.72% 10/19/26(b)		44,700	6,438,946
Security		Par (000)	Value
Industrial REITs — 0.5%
Barclays Capital, Inc. (STAG Industrial, Inc.) 16.57% 10/15/26	USD	123,400	$ 4,533,919
SG Americas Securities LLC (Rexford Industrial Realty, Inc.) 19.72% 09/21/26		167,400	6,256,605
			10,790,524
Insurance — 1.0%
BNP Paribas Securities Corporation (Fidelity National Financial, Inc.) Series 0003 27.04% 09/28/26		98,800	4,590,662
Nomura Securities International, Inc. (Arthur J. Gallagher & Co.) 18.37% 09/03/26		22,400	5,870,530
RBC Capital Markets LLC (Chubb Ltd.) 22.56% 09/10/26		30,000	10,191,842
SG Americas Securities LLC (Fidelity National Financial, Inc.) 24.99% 09/21/26		37,647	1,757,520
			22,410,554
Interactive Media & Services — 0.7%
BMO Capital Markets Corp. (Meta Platforms, Inc.) 11.35% 09/28/26		29,000	16,499,673
Leisure Products — 0.3%
BNP Paribas Securities Corporation (Hasbro, Inc.) 29.36% 09/10/26		70,900	5,886,708
Life Sciences Tools & Services — 0.6%
SG Americas Securities LLC (Danaher Corp.) 20.17% 09/17/26		71,000	14,359,936
Machinery — 0.6%
BMO Capital Markets Corp. (PACCAR, Inc.) 18.82% 09/28/26		63,900	7,981,924
JP Morgan Securities LLC (Caterpillar, Inc.) Series 000m 24.73% 10/15/26		3,100	2,532,700
SG Americas Securities LLC (Middleby Corp. (The)) 43.85% 09/03/26		24,700	2,745,308
			13,259,932
Metals & Mining — 0.3%
Goldman Sachs & Co. LLC (Barrick Mining Corp.) 25.23% 09/17/26		95,900	3,702,814
RBC Capital Markets LLC (Freeport-McMoRan, Inc.) 37.03% 10/01/26		30,800	2,238,017
			5,940,831
Multi-Utilities — 0.5%
CIBC World Markets Corp. (DTE Energy Co.) 11.85% 09/21/26		88,600	12,103,395
Oil, Gas & Consumable Fuels — 1.9%
Barclays Capital, Inc. (EQT Corp.) 20.13% 09/24/26		135,600	7,267,983
BMO Capital Markets Corp. (Chevron Corp.) 14.25% 10/19/26(b)		119,300	23,889,825
Goldman Sachs & Co. LLC (Kinder Morgan, Inc.) 18.53% 10/05/26		153,800	4,980,798
SG Americas Securities LLC (Marathon Petroleum Corp.) 32.20% 09/10/26		15,400	5,280,154
			41,418,760
Pharmaceuticals — 2.0%
BNP Paribas Securities Corporation (Johnson & Johnson) 24.14% 09/10/26		82,200	21,170,837
CIBC World Markets Corp. (Merck & Co., Inc.) 14.35% 09/08/26		166,200	22,966,675
			44,137,512

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Residential REITs — 0.5%
Goldman Sachs & Co. LLC (Sun Communities, Inc.) 18.32% 10/13/26	USD	26,000	$ 3,159,621
JP Morgan Securities LLC (Vivmark Residential) 20.13% 10/20/26		50,500	3,299,826
RBC Capital Markets LLC (AvalonBay Communities, Inc.) 8.30% 09/08/26		29,900	5,447,551
			11,906,998
Semiconductors & Semiconductor Equipment — 0.9%
Bank of Montreal (Intel Corp.) 36.17% 09/28/26		92,000	8,322,090
Mizuho Securities USA LLC (Texas Instruments, Inc.) 23.23% 10/19/26(b)		17,700	4,603,752
Nomura Securities International, Inc. (Applied Materials, Inc.) 38.13% 10/01/26		6,600	3,132,216
RBC Capital Markets LLC (Taiwan Semiconductor Manufacturing Co. Ltd.) 18.78% 09/08/26		9,300	3,875,337
			19,933,395
Software — 2.6%
Citigroup Global Markets, Inc. (Microsoft Corp.) 21.18% 09/14/26		128,900	57,185,062
Specialty Retail — 1.0%
Barclays Capital, Inc. (Home Depot, Inc. (The)) 31.67% 09/03/26		41,500	13,602,588
CIBC World Markets Corp. (AutoZone, Inc.) 21.75% 10/13/26		3,100	9,264,411
			22,866,999
Technology Hardware, Storage & Peripherals — 2.8%
BMO Capital Markets Corp. (Hewlett Packard Enterprise Co.) 41.21% 09/28/26		190,600	9,642,521
JP Morgan Securities LLC (Western Digital Corp.) Series 1584 39.74% 10/22/26		7,800	3,603,600
RBC Capital Markets LLC (Apple Inc.) 12.69% 09/17/26		59,900	19,093,655
SG Americas Securities LLC (Apple Inc.) 17.53% 09/24/26		93,700	29,908,336
			62,248,112
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.2%
BNP Paribas Arbitrage SNC (LVMH Moet Hennessy Louis Vuitton SE) 26.86% 10/08/26	EUR	8,900	$ 4,682,687
Tobacco — 0.9%
UBS Securities LLC (British American Tobacco PLC) 29.66% 10/08/26	GBP	365,100	20,445,088
Trading Companies & Distributors — 0.2%
Nomura Securities International, Inc. (WESCO International, Inc.) 23.02% 10/05/26	USD	14,700	5,078,441
Total Equity-Linked Notes — 38.3% (Cost: $853,730,360)			854,498,060
Total Long-Term Investments — 97.8% (Cost: $1,975,391,443)			2,184,208,873

	Shares
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(c)(d)	184,676,986	184,676,986
Total Short-Term Securities — 8.3% (Cost: $184,676,986)		184,676,986
Total Investments — 106.1% (Cost: $2,160,068,429)		2,368,885,859
Liabilities in Excess of Other Assets — (6.1)%		(135,748,900)
Net Assets — 100.0%		$ 2,233,136,959

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 231,660	$ —	$ (232,143)(b)	$ 506	$ (23)	$ —	—	$ 370 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	69,868,019	114,808,967 (b)	—	—	—	184,676,986	184,676,986	738,254	—
				$ 506	$ (23)	$ 184,676,986		$ 738,624	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 51,769,999	$ 3,744,025	$ —	$ 55,514,024
Air Freight & Logistics	26,630,389	—	—	26,630,389
Banks	139,743,050	—	—	139,743,050
Beverages	22,886,648	—	—	22,886,648
Broadline Retail	92,347,456	—	—	92,347,456
Building Products	12,156,864	—	—	12,156,864
Capital Markets	62,655,958	—	—	62,655,958
Chemicals	30,109,153	—	—	30,109,153
Commercial Services & Supplies	—	11,647,546	—	11,647,546
Consumer Finance	5,461,854	—	—	5,461,854
Consumer Staples Distribution & Retail	20,058,905	—	—	20,058,905
Containers & Packaging	14,148,252	—	—	14,148,252
Diversified Telecommunication Services	12,756,879	—	—	12,756,879
Electric Utilities	30,132,645	—	—	30,132,645
Electronic Equipment, Instruments & Components	9,884,229	—	—	9,884,229
Entertainment	19,945,147	—	—	19,945,147
Ground Transportation	8,531,243	—	—	8,531,243
Health Care Equipment & Supplies	35,753,411	—	—	35,753,411
Health Care Providers & Services	62,215,443	—	—	62,215,443
Health Care REITs	7,011,594	—	—	7,011,594
Hotel & Resort REITs	2,893,181	—	—	2,893,181
Hotels, Restaurants & Leisure	15,571,561	—	—	15,571,561
Household Products	10,975,571	—	—	10,975,571
Industrial REITs	12,836,906	—	—	12,836,906
Insurance	40,037,420	—	—	40,037,420
Interactive Media & Services	23,651,378	—	—	23,651,378
Leisure Products	12,463,639	—	—	12,463,639
Life Sciences Tools & Services	21,535,390	—	—	21,535,390
Machinery	14,778,071	—	—	14,778,071
Metals & Mining	8,685,092	—	—	8,685,092
Multi-Utilities	10,538,315	—	—	10,538,315
Oil, Gas & Consumable Fuels	68,216,863	11,482,815	—	79,699,678
Pharmaceuticals	71,349,390	—	—	71,349,390
Residential REITs	12,192,061	—	—	12,192,061
Semiconductors & Semiconductor Equipment	28,010,566	—	—	28,010,566
Software	125,143,370	—	—	125,143,370

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty Retail	$ 34,410,567	$ —	$ —	$ 34,410,567
Technology Hardware, Storage & Peripherals	85,435,567	—	—	85,435,567
Textiles, Apparel & Luxury Goods	—	6,380,924	—	6,380,924
Tobacco	—	27,447,847	—	27,447,847
Trading Companies & Distributors	6,083,629	—	—	6,083,629
Equity-Linked Notes	—	795,008,900	59,489,160	854,498,060
Short-Term Securities
Money Market Funds	184,676,986	—	—	184,676,986
	$ 1,453,684,642	$ 855,712,057	$ 59,489,160	$ 2,368,885,859
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2026	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(174,440)
Purchases	59,663,600
Sales	—
Closing Balance, as of August 31, 2026	$59,489,160
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026(a)	$(174,440)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust